Notes Receivable, Net - Additional Information (Details)	Sep. 30, 2021	Sep. 30, 2021 item	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of promissory notes entered	5			5
Number of family medical practices with whom promissory notes are entered	4	3		3
Separate provider agreements with each practice related to number of promissory notes entered | item		5		4
Notes receivable including accrued interest net of valuation allowances			$ 4,027,598	$ 4,000,629	$ 3,742,004
Notes receivable accrued interest			795,318	572,382	288,528
Notes receivable valuation allowances			$ 343,399	$ 195,967	$ 46,868
Number of notes included in Other Receivable due to their short-term maturity dates | item				2
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	5.00%			5.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	10.00%			10.00%